Earnings/(loss) per share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ 551,586	$ 17,459,352	$ (2,748,367)	$ 9,291,912
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)			(4,578,000)	(171,968)
Less: Undistributed earnings allocated to non-vested shares				(188,369)
Less: Undistributed earnings allocated to non-vested shares				(75,554)
Net income/(loss) attributable to common shareholders, basic	551,586		(8,088,867)	8,527,408
Net income/(loss) attributable to common shareholders, diluted	$ 551,586		$ (8,088,867)	$ 9,216,358
Weighted average number of shares outstanding, basic	2,122		314,341	3,615
Weighted average number of shares outstanding, diluted	$ 2,122		$ 314,341	$ 3,615
Effect of dilutive shares , Diluted	$ 2,857			$ 6,127
Weighted average number of shares outstanding, diluted	4,979		314,341	9,742
Earnings/(loss) per share, basic	$ 259.94		$ (25.73)	$ 2,358.9
Earnings/(loss) per share, diluted	$ 110.78		$ (25.73)	$ 946.04
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares			$ (762,500)	$ (404,167)
Series A Perpetual Convertible Preferred Shares , Diluted	$ 2,857			$ 6,127